Note 19 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Sales to Unaffiliated Customers	$ 60,205	$ 56,561	$ 54,841
CHINA
Net Sales to Unaffiliated Customers	51,962	46,784	45,854
JAPAN
Net Sales to Unaffiliated Customers	3,148	2,535	3,759
TAIWAN, PROVINCE OF CHINA
Net Sales to Unaffiliated Customers	2,305	3,009	2,274
KOREA, REPUBLIC OF
Net Sales to Unaffiliated Customers	1,435	2,257	879
SINGAPORE
Net Sales to Unaffiliated Customers	905	1,539	1,398
Other Countries [Member]
Net Sales to Unaffiliated Customers	$ 450	$ 437	$ 677